Inventory	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
3. Inventory

Inventory consisted of the following:

	December 31,
	2014	2015
Raw materials and work in progress	$1,272,379	$287,971
Finished goods and merchandise goods	11,509,362	3,847,653
	$12,781,741	$4,135,624

The Group recorded inventory write-downs of $3,856,608, $936,126 and $3,954,771 for the years ended December 31, 2013, 2014 and 2015, respectively.